Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2023
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of Compliance with Regulatory Capital Requirements	The following table includes the Basel III requirements for regulatory capital ratios.

	Basel III Minimums	Basel III Conservation Buffers	Basel III Requirements
Regulatory capital ratios
Total risk-based capital	8.00%	2.50%	10.50%
Tier 1 risk-based capital	6.00	2.50	8.50
Common equity Tier 1	4.50	2.50	7.00
Tier 1 leverage	4.00	—	4.00
The regulatory capital ratios for BancShares and FCB exceed the Basel III requirements and the PCA well capitalized thresholds as of December 31, 2023 and 2022 as summarized in the following table.

dollars in millions			December 31, 2023		December 31, 2022
	Basel III Requirements	PCA well capitalized thresholds	Amount	Ratio	Amount	Ratio
BancShares
Total risk-based capital	10.50%	10.00%	$23,891	15.75%	$11,799	13.18%
Tier 1 risk-based capital	8.50	8.00	21,150	13.94	9,902	11.06
Common equity Tier 1	7.00	6.50	20,270	13.36	9,021	10.08
Tier 1 leverage	4.00	5.00	21,150	9.83	9,902	8.99
FCB
Total risk-based capital	10.50%	10.00%	$23,600	15.56%	$11,627	12.99%
Tier 1 risk-based capital	8.50	8.00	21,227	13.99	10,186	11.38
Common equity Tier 1	7.00	6.50	21,227	13.99	10,186	11.38
Tier 1 leverage	4.00	5.00	21,227	9.88	10,186	9.25